CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Net sales	$ 4,447.7	$ 4,466.0	$ 4,567.2
Cost of products sold	2,312.5	2,361.7	2,429.3
Gross profit	2,135.2	2,104.3	2,137.9
Selling, general and administrative expense	859.9	825.0	887.8
Advertising and sales promotion expense	492.9	439.9	449.5
Research and development expense	94.8	99.0	112.5
2013 restructuring	92.6	139.3	7.3
Net pension/post-retirement gains	1.1	107.6	0
Prior restructuring	0	0	(6.8)
Interest expense	122.6	130.5	127.3
Other financing items, net	0	10.3	(5.1)
Earnings before income taxes	473.5	567.9	565.4
Income taxes	117.4	160.9	156.5
Net earnings	356.1	407.0	408.9
Basic earnings per share (in dollars per share)	$ 5.74	$ 6.55	$ 6.30
Diluted earnings per share (in dollars per share)	$ 5.69	$ 6.47	$ 6.22
Consolidated Statements of Comprehensive Income:
Net earnings	356.1	407.0	408.9
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments	(83.0)	4.6	(11.9)
Pension/postretirement activity, net of tax of ($11.6) in 2014, $18.9 in 2013 and ($14.4) in 2012	(24.6)	35.7	(24.8)
Deferred gain/(loss) on hedging activity, net of tax of $3.6 in 2014 $3.1 in 2013 and $1.6 in 2012	9.4	4.6	(0.4)
Total comprehensive income	$ 257.9	$ 451.9	$ 371.8